Operating segment and geographic data	12 Months Ended
Dec. 31, 2021
Operating segment and geographic data
Operating segment and geographic data
—
Note 23
Operating segment and geographic data
The Chief Operating Decision Maker (CODM) is the Chief

Executive Officer.

The CODM allocates resources
to and assesses the performance of each operating segment using the information outlined below.

The
Company is organized into the following segments,

based on products and services:

Electrification, Motion,
Process Automation and Robotics & Discrete Automation. The remaining operations of the Company are
included in Corporate and Other.
Effective January 1, 2021, the Industrial Automation

segment was renamed the Process Automation
segment. In addition, the Company changed its method

of allocating real estate assets to its operating
segments whereby these assets are now accounted for

directly in the individual operating segment which
utilizes the asset rather than as a cost recharged to the

operating segment from Corporate and Other.

As a
result, while this change had no impact on segment revenues

or profits (Operational EBITA),

certain real
estate assets (including corresponding depreciation and capital expenditure), previously reported within
Corporate and Other have been allocated to the total segment assets of each individual operating segment.
Certain segment information for 2020 and 2019, as well

as Total

assets at December 31, 2020 and 2019,
have been recast to reflect this allocation change.
A description of the types of products and services provided by each reportable segment is as follows:
• Electrification:
manufactures and sells electrical products and solutions

which are designed to
provide safe, smart and sustainable electrical flow from the substation to the socket. The portfolio
of increasingly digital and connected solutions includes

electric vehicle charging infrastructure,
renewable power solutions, modular substation packages,

distribution automation products,
switchboard and panelboards, switchgear,

UPS solutions, circuit breakers, measuring and
sensing devices, control products, wiring accessories,

enclosures and cabling systems and
intelligent home and building solutions, designed to integrate and automate lighting, heating,
ventilation, security and data communication networks.

The products and services are delivered
through six operating Divisions: Distribution Solutions,

Smart Power, Smart Buildings,

E-mobility,
Installation Products and Power Conversion.
• Motion:
manufactures and sells drives, motors, generators,

traction converters and mechanical
power transmission products that are driving the low-carbon

future for industries, cities,
infrastructure and transportation. These products, digital

technology and related services enable
industrial customers to increase energy efficiency,

improve safety and reliability,

and achieve
precise control of their processes. Building on over 130

years of cumulative experience in electric
powertrains, the Business Area combines domain expertise

and technology to deliver the
optimum solution for a wide range of applications in all industrial segments. In addition, the
Business Area, along with partners, has a leading global service presence. These products and
services are delivered through eight operating Divisions: Large

Motors & Generators, IEC LV
Motors, NEMA Motors, Drive Products, System Drives,

Service, Traction

and, until October 2021,
Mechanical Power Transmission.
• Process Automation:
develops and sells a broad range of industry-specific, integrated automation
and electrification and digital systems and solutions,

as well as digital solutions, lifecycle
services,

advanced industrial analytics

and artificial intelligence applications and suites for the
process,

marine and hybrid industries. Products and solutions include process and discrete
control technologies, advanced process control software

and manufacturing execution systems,
sensing, measurement and analytical instrumentation,

marine propulsion systems and large
turbochargers. In addition, the Business Area offers

a comprehensive range of services ranging
from repair to advanced services such as remote monitoring,

preventive maintenance, asset
performance management,

emission monitoring and cybersecurity services. The products, systems and services are delivered through five operating

Divisions: Energy Industries, Process
Industries, Marine & Ports, Turbocharging,

and Measurement & Analytics.
• Robotics & Discrete Automation:
delivers its products, solutions and services through

two
operating Divisions: Robotics and Machine Automation. Robotics

includes: industrial robots,
software, robotic solutions and systems, field services,

spare parts, and digital services. Machine
Automation specializes in solutions based on its programmable logic controllers (PLC), industrial
PCs (IPC), servo motion, transport systems and machine

vision. Both Divisions offer engineering
and simulation software as well as a comprehensive range

of digital solutions.
Corporate and Other:
includes headquarter costs, the Company’s

corporate real estate activities, Corporate
Treasury Operations, historical operating

activities of certain divested businesses and other

non-core
operating activities.
The primary measure of profitability on which the operating

segments are evaluated is Operational EBITA,
which represents income from operations excluding:
•

amortization expense on intangibles arising upon acquisition

(acquisition-related amortization),
•

restructuring,

related and implementation costs,
•

changes in the amount recorded for obligations related to

divested businesses occurring after the
divestment date (changes in obligations related to divested

businesses),
•

changes in estimates relating to opening balance sheets

of acquired businesses (changes in
pre-acquisition estimates),
•

gains and losses from sale of businesses (including fair

value adjustment on assets and liabilities
held for sale),
•

acquisition-

and divestment-related expenses and integration costs,
•

other income/expense relating to the Power Grids joint

venture,
•

certain other non-operational items, as well as
•

foreign exchange/commodity timing differences

in income from operations consisting of:
(a) unrealized gains and losses on derivatives (foreign exchange,

commodities, embedded
derivatives), (b) realized gains and losses on derivatives

where the underlying hedged
transaction has not yet been realized, and (c) unrealized

foreign exchange movements on
receivables/payables (and related assets/liabilities).
Certain other non-operational items generally includes

certain regulatory, compliance

and legal costs, certain
asset write downs/impairments (including impairment

of goodwill) and certain other fair value changes, as
well as other items which are determined by management on

a case
‑
by
‑
case basis.
The CODM primarily reviews the results of each segment on

a basis that is before the elimination of profits
made on inventory sales between segments. Segment

results below are presented before these eliminations,
with a total deduction for intersegment profits to arrive

at the Company’s consolidated Operational EBITA.
Intersegment sales and transfers are accounted for as

if the sales and transfers were to third parties, at
current market prices.
The following tables present disaggregated segment revenues

from contracts with customers for 2021, 2020
and 2019:
2021
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,517 2,015 2,416 1,578 3 10,529

The Americas

4,465 2,346 1,431 439 5 8,686
of which: United States 3,304 1,952 833 308 — 6,397

Asia, Middle East and Africa

3,975 2,111 2,367 1,270 7 9,730
of which: China

2,087 1,156 740 949 — 4,932
12,957 6,472 6,214 3,287 15 28,945
Product type

Products
10,706 5,555 1,496 2,159 4 19,920

Systems
1,367 — 1,802 645 11 3,825

Services and software
884 917 2,916 483 — 5,200
12,957 6,472 6,214 3,287 15 28,945

Third-party revenues
12,957 6,472 6,214 3,287 15 28,945

Intersegment revenues
230 453 45 10 (738) —
Total revenues 13,187 6,925 6,259 3,297 (723) 28,945
2020
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,008 1,934 2,322 1,429 15 9,708

The Americas

4,050 2,173 1,321 385 7 7,936
of which: United States 3,093 1,846 805 270 5 6,019

Asia, Middle East and Africa

3,506 1,807 2,038 1,024 7 8,382
of which: China

1,820 926 628 714 3 4,091
11,564 5,914 5,681 2,838 29 26,026
Product type

Products
9,951 5,040 1,263 1,635 53 17,942

Systems
743 — 1,665 780 (24) 3,164

Services and software
870 874 2,753 423 — 4,920
11,564 5,914 5,681 2,838 29 26,026

Third-party revenues
11,564 5,914 5,681 2,838 29 26,026

Intersegment revenues
(1)
360 495 111 69 (927) 108
Total revenues 11,924 6,409 5,792 2,907 (898) 26,134
2019
($ in millions) Electrification Motion
Process
Automation
Robotics &
Discrete
Automation
Corporate
and Other Total
Geographical markets

Europe

4,039 1,879 2,416 1,634 36 10,004
The Americas

4,568 2,315 1,582 453 1 8,919
of which: United States 3,522 1,972 948 290 3 6,735
Asia, Middle East and Africa

3,665 1,827 2,153 1,157 40 8,842
of which: China

1,729 876 608 825 1 4,039
12,272 6,021 6,151 3,244 77 27,765
Product type

Products 10,315 5,152 1,439 1,785 65 18,756
Systems 958 — 1,648 968 12 3,586
Services and software 999 869 3,064 491 — 5,423
12,272 6,021 6,151 3,244 77 27,765
Third-party revenues 12,272 6,021 6,151 3,244 77 27,765
Intersegment revenues
(1)
456 512 122 70 (947) 213
Total revenues 12,728 6,533 6,273 3,314 (870) 27,978
(1)

Intersegment

revenues

until June

30, 2020,

include sales

to the Power

Grids business,

which is

presented

as discontinued

operations,

and
are not eliminated

from Total

revenues

(see Note

3).
Revenues by geography reflect the location of the customer.

In 2021, 2020 and 2019 the United States and
China are the only countries where revenue exceeded

10 percent of Total

revenues.

In each of 2021, 2020
and 2019 more than 98

percent of the Company’s total revenues were

generated from customers outside
Switzerland.
The following tables present Operational EBITA,

the reconciliations of consolidated Operational EBITA

to
Income from continuing operations before taxes, as well as

Depreciation and amortization, and Capital
expenditure for 2021, 2020 and 2019, as well as Total

assets at December 31, 2021, 2020 and 2019:
($ in millions) 2021 2020 2019
Operational EBITA:
Electrification 2,121 1,681 1,688
Motion 1,183 1,075 1,082
Process Automation

801 451 732
Robotics & Discrete Automation

355 237 393
Corporate and Other:
— Non-core and divested businesses (39) (133) (145)
— Stranded corporate costs — (40) (225)
— Corporate costs and Other intersegment elimination (299) (372) (418)
Total 4,122 2,899 3,107
Acquisition-related amortization
(250) (263) (265)
Restructuring, related and implementation costs (1)
(160) (410) (300)
Changes in obligations related to divested businesses
(9) (218) (36)
Changes in pre-acquisition estimates
6 (11) (22)
Gains and losses from sale of businesses
2,193 (2) 55
Fair value adjustment on assets and liabilities held for sale
— (33) (421)
Acquisition-

and divestment-related expenses and integration costs
(132) (74) (121)
Other income/expenses relating to the Power Grids joint venture
(34) (20) —
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives (foreign exchange,

commodities, embedded derivatives) (54) 67 20
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized (2) 26 8
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)
20 (33) (7)
Certain other non-operational items:
Costs for divestment of Power Grids — (86) (141)
Regulatory, compliance and legal costs — (7) (7)
Business transformation costs (2) (92) (37) (19)
Executive Committee transition costs (3) (1) (14)
Favorable resolution of an uncertain purchase price adjustment 6 36 92
Gain on sale of investments — — 15
Certain other fair value changes, including asset impairments (3) 119 (239) (4)
Other non-operational items (12) (1) (2)
Income from operations 5,718 1,593 1,938
Interest and dividend income
51 51 67
Interest and other finance expense
(148) (240) (215)
Losses from extinguishment of debt
— (162) —
Non-operational pension (cost) credit
166 (401) 72
Income from continuing operations before taxes 5,787 841 1,862
(1)

Amounts in

2020 and

2019 include

$
67

million

and $
97

million,

respectively,

of implementation

costs in relation

to the OS

program.
(2)

Amounts in

2021 includes

ABB Way

process transformation

costs of

$
80

million.
(3)

Amount in

2020 includes

goodwill

impairment

charges of

$
311

million.
Depreciation and Total assets (1), (2), (3)
amortization (1) Capital expenditures (1), (2)
at December 31,

($ in millions) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Electrification 425 411 444 345 316 298 12,831 12,800 12,318
Motion 172 182 183 230 118 79 5,936 6,495 6,378
Process Automation

83 80 72 85 75 126 5,009 5,008 4,914
Robotics & Discrete
Automation 144 131 129 96 65 62 4,860 4,794 4,784
Corporate and Other 69 111 133 64 120 197 11,624 11,991 17,714
Consolidated 893 915 961 820 694 762 40,260 41,088 46,108
(1)

Amounts in

2020 and

2019 have

been restated

to reflect

the reallocation

of certain

real estate

assets, previously

reported

in Corporate

and
Other,

to the individual

operating

segments

utilizing

these assets.
(2)

Capital expenditures

and Total

assets are

after intersegment

eliminations

and therefore

reflect third

-party activities

only.
(3)

At December

31, 2021,

2020 and

2019, Corporate

and Other

includes

$
136

million,

$
282

million

and $
9,840

million,

respectively,

of assets
in the Power

Grids business

which is

reported

as discontinued

operations

(see Note

3). In addition,

at December

31, 2021

and 2020,
Corporate

and Other

includes

$
1,609

million

and $
1,710

million

related to

the equity

investment

in Hitachi

Energy Ltd

(see Note

4).
Other geographic information
Geographic information for long-lived assets was as follows:
Long-lived assets at
December 31,
($ in millions) 2021 2020
Europe 2,670 2,822
The Americas 1,260 1,382
Asia, Middle East and Africa 1,009 940
Total 4,939 5,144
Long
‑
lived assets represent “Property,

plant and equipment, net” and “Operating lease right-of-use

assets”
and are shown by location of the assets. At December 31,

2021, approximately
19

percent,
12

percent and
11

percent of the Company’s long
‑
lived assets were located in the United States,

China and Switzerland,
respectively. At December

31, 2020, approximately
21

percent,
10

percent and
11

percent of the Company’s
long
‑
lived assets were located in the United States, China and Switzerland,

respectively.